EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 8) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Proposed dividends	R$ 2,232	R$ 1,967	R$ 1,482
Change Dividend [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2021	1,910	1,449
Proposed dividends	2,232	1,967
Dividends proposed for non-controlling shareholder	1	1
Tax withheld at source on Interest on Equity	(186)	(91)
Dividends retained - Minas Gerais state government		(13)
Dividends paid	(2,094)	(1,403)
Balance on December 31, 2022	R$ 1,863	R$ 1,910	R$ 1,449